Significant Accounting Policies - Summary of Original Measurement Categories for Each Class of Financial Assets Under IAS 39 and Reconciles Carrying Amounts of Financial Assets Determined in Accordance with IAS 39 to those Determined in Accordance with IFRS 9 (Detail) - CNY (¥)
¥ in Millions
	Jan. 01, 2018	Dec. 31, 2017
IAS 39 carrying amount [member] | Financial assets measured at FVOCI (non recyclable) [member] | Other equity instrument investment [member]
Disclosure of detailed information about financial instruments [line items]
Other equity instrument investments		¥ 0
IAS 39 carrying amount [member] | Financial Assets Carried At FVPL [member] | Other non-current financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets		0
IAS 39 carrying amount [member] | Financial assets classified as available for sale under IAS 39 [member] | Available for sale financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets classified as available-for-sale under IAS 39		622
IAS 39 carrying amount [member] | Financial assets classified as available for sale under IAS 39 [member] | Other investments in equity securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets classified as available-for-sale under IAS 39		¥ 103
Reclassification [member] | Financial assets measured at FVOCI (non recyclable) [member] | Other equity instrument investment [member]
Disclosure of detailed information about financial instruments [line items]
Other equity instrument investments	¥ 637
Reclassification [member] | Financial Assets Carried At FVPL [member] | Other non-current financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets	88
Reclassification [member] | Financial assets classified as available for sale under IAS 39 [member] | Available for sale financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets classified as available-for-sale under IAS 39	(622)
Reclassification [member] | Financial assets classified as available for sale under IAS 39 [member] | Other investments in equity securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets classified as available-for-sale under IAS 39	(103)
Remeasurement [member] | Financial assets measured at FVOCI (non recyclable) [member] | Other equity instrument investment [member]
Disclosure of detailed information about financial instruments [line items]
Other equity instrument investments	124
Remeasurement [member] | Financial Assets Carried At FVPL [member] | Other non-current financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets	23
Remeasurement [member] | Financial assets classified as available for sale under IAS 39 [member] | Available for sale financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets classified as available-for-sale under IAS 39	0
Remeasurement [member] | Financial assets classified as available for sale under IAS 39 [member] | Other investments in equity securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets classified as available-for-sale under IAS 39	0
IFRS 9 [member] | Financial assets measured at FVOCI (non recyclable) [member] | Other equity instrument investment [member]
Disclosure of detailed information about financial instruments [line items]
Other equity instrument investments	761
IFRS 9 [member] | Financial Assets Carried At FVPL [member] | Other non-current financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets	111
IFRS 9 [member] | Financial assets classified as available for sale under IAS 39 [member] | Available for sale financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets classified as available-for-sale under IAS 39	0
IFRS 9 [member] | Financial assets classified as available for sale under IAS 39 [member] | Other investments in equity securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets classified as available-for-sale under IAS 39	¥ 0